Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount reclassified from general and administrative to vessel operating expenses	$ 1.8	$ 1.9	$ 3.6	$ 3.7
Subsidiaries [Member]
Related Party Transaction [Line Items]
Fixed rate time charters service period for project			10 years
Additional time period for fixed-rate time-charters contract			15 years